Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC.	May 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	1,658
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	1,904
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	901
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,588